PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS
LIMITED TERM TAX‑EXEMPT FUND
LIMITED TERM U.S. GOVERNMENT FUND
HIGH YIELD MUNICIPAL FUND
INTERMEDIATE TAX‑EXEMPT FUND
(EACH A “FUND,” AND TOGETHER, THE “FUNDS”)
SUPPLEMENT DATED MAY 24, 2022 TO THE FUNDS’ PROSPECTUS AND SAI DATED JULY 31, 2021, EACH AS SUPPLEMENTED
This supplement supersedes and replaces the supplement dated December 23, 2021 relating to the Funds.
HIGH YIELD MUNICIPAL FUND

1.
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES — High Yield Municipal Fund — Fund Performance” on page 147 of the Prospectus for the High Yield Municipal Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Years	10-Years
Shares Class	12/31/98
Returns before taxes		4.35%	4.01%	5.53%
Returns after taxes on distributions		4.34%	3.97%	5.50%
Returns after taxes on distributions and sale of Fund shares		4.10%	3.94%	5.28%
Bloomberg Municipal 60% High Yield/40% Investment Grade Index (reflects no deduction for fees, expenses, or taxes)*		5.12%	5.52%	5.98%
Bloomberg Municipal 65% Investment Grade/35% High Yield Total Return Index (reflects no deduction for fees, expenses, or taxes)*		5.20%	4.85%	5.42%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.

*	Effective February 1, 2022, the benchmark for the Fund changed from the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) to the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index to better align the Fund’s benchmark with the Fund’s portfolio objective.

2.	The following is added to the section entitled “BROAD-BASED SECURITIES MARKET INDICES” beginning on page 200 of the Fund’s Prospectus:
The BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX is an unmanaged index of investment and non‑investment grade bonds with a 60% weighting in the Bloomberg Municipal High Yield Index and a 40% weighting to the Bloomberg Municipal Bond Index.

3.	The fourteenth paragraph under the section entitled “DISCLAIMERS” beginning on page 275 of the Fund’s Prospectus is deleted and replaced with the following:
The High Yield Municipal Fund is not sponsored, endorsed, sold or promoted by Barclays Capital, nor does Barclays Capital guarantee the accuracy and/or completeness of the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg Municipal Bond 65% Investment Grade/35% High Yield Total Return Index (formerly known as the Bloomberg Barclays Municipal Bond 65% Investment Grade/35% High

NORTHERN FUNDS PROSPECTUS

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

Yield Total Return Index) and the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index or any data included therein.
INTERMEDIATE TAX‑EXEMPT FUND

1.
The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES — Intermediate Tax‑Exempt Fund — Fund Performance” on page 152 of the Prospectus for the Intermediate Tax‑Exempt Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2020)

	Inception Date	1‑Year	5‑Years	10-Years
Shares Class	4/1/94
Returns before taxes		4.67%	3.14%	3.78%
Returns after taxes on distributions		4.42%	2.92%	3.56%
Returns after taxes on distributions and sale of Fund shares		3.61%	2.80%	3.37%
Bloomberg Municipal 1 – 15 Year Index (reflects no deduction for fees, expenses, or taxes)*		4.73%	3.39%	3.84%
Bloomberg Intermediate Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)*		5.18%	3.54%	4.07%
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.

*	Effective February 1, 2022, the benchmark for the Fund changed from the Bloomberg Intermediate Municipal Bond Index (formerly known as the Bloomberg Barclays Intermediate Municipal Bond Index) to the Bloomberg Municipal 1—15 Year Index to better align the Fund’s benchmark with the Fund’s current portfolio objectives and composition.

2.	The following is added to the section entitled “BROAD-BASED SECURITIES MARKET INDICES” beginning on page 200 of the Fund’s Prospectus:
The BLOOMBERG MUNICIPAL 1 — 15 YEAR INDEX is an unmanaged index of investment grade (Baa3 or better) tax‑exempt bonds with maturities of one to seventeen years.

3.	The fifteenth paragraph under the section entitled “DISCLAIMERS” beginning on page 275 of the Fund’s Prospectus is deleted and replaced with the following:
The Intermediate Tax‑Exempt Fund is not sponsored, endorsed, sold or promoted by Barclays Capital, nor does Barclays Capital guarantee the accuracy and/or completeness of the Bloomberg 1 – 15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein. Barclays Capital makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Bloomberg 1 – 15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Bloomberg 1 – 15 Year Index and Bloomberg Intermediate Municipal Bond Index (formerly known as Bloomberg Barclays Intermediate Municipal Bond Index) or any data included therein.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

LIMITED TERM TAX‑EXEMPT FUND AND LIMITED TERM U.S. GOVERNMENT FUND
Effective February 1, 2022, the name of the Short-Intermediate Tax‑Exempt Fund was changed to the Limited Term Tax‑Exempt Fund and the name of the Short-Intermediate U.S. Government Fund was changed to the Limited Term U.S. Government Fund, as approved by the Board of Trustees of Northern Funds. Accordingly, effective February 1, 2022, all references in the Prospectus and SAI to the Short-Intermediate Tax‑Exempt Fund were deleted and replaced with references to the Limited Term Tax‑Exempt Fund and all references in the Prospectus and SAI to the Short-Intermediate U.S. Government Fund were deleted and replaced with references to the Limited Term U.S. Government Fund.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI (5/22)

NORTHERN FUNDS PROSPECTUS